INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Investments [abstract]
Schedule of Investments

	2025	2024
Non-Current
Investments in other companies:
- Cementos del Plata S.A.	91,295	91,295
Total	91,295	91,295
Current
Short-term investments:
- Mutual fund in foreing currency	19,514,055	-
- Mutual fund in pesos	2,059,482	676,741
- Short-term investments in foreign currency	81,240	84,223
Total	21,654,777	760,964